Summary of Share Data Related to Warrant Transactions (Detail) (Warrants, USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Mar. 31, 2013 Series A	Dec. 31, 2010 Series A	Dec. 31, 2011 Series A	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2013 YKA Loan	Dec. 31, 2012 YKA Loan	Dec. 31, 2011 YKA Loan	Dec. 31, 2010 YKA Loan	Dec. 31, 2009 YKA Loan	Dec. 31, 2012 BioTime	Mar. 31, 2013 BioTime	Dec. 31, 2010 BioTime	Dec. 31, 2009 BioTime	Dec. 31, 2012 Bridge Loan & non-cash Grants	Dec. 31, 2011 Bridge Loan & non-cash Grants	Dec. 31, 2010 Bridge Loan & non-cash Grants	Mar. 31, 2013 Bridge Loan & non-cash Grants	Dec. 31, 2012 Brookstreet	Dec. 31, 2011 Brookstreet	Dec. 31, 2010 Brookstreet	Mar. 31, 2013 Brookstreet	Dec. 31, 2011 Skin Care Marketing	Mar. 31, 2013 Skin Care Marketing	Dec. 31, 2012 Skin Care Marketing	Dec. 31, 2009 Skin Care Marketing	Mar. 31, 2013 Jan 2013 Financing	Dec. 31, 2011 Jan 2013 Financing	Dec. 31, 2010 Jan 2013 Financing	Dec. 31, 2009 Jan 2013 Financing	Mar. 31, 2013 Mar 2013 Financing	Dec. 31, 2011 Mar 2013 Financing	Dec. 31, 2010 Mar 2013 Financing	Dec. 31, 2009 Mar 2013 Financing
Summary of share data related to warrant transactions
Weighted average exercise price Outstanding, beginning balance	$ 0.34	$ 0.49	$ 0.45	$ 0.45	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 2.00	$ 2.00	$ 0.80	$ 0.80
Weighted average exercise price, Issued	$ 0.20		$ 1.75				$ 1.50		$ 0.20		$ 2.00
Weighted average exercise price, Exercised			$ 0.40	$ 0.47			$ 0.25	$ 0.25			$ 0.80	$ 0.80
Weighted average exercise price, Forfeited	$ 0.25	$ 0.66				$ 0.56			$ 0.25	$ 0.80
Weighted average exercise price Outstanding, ending balance	$ 0.24	$ 0.34	$ 0.49	$ 0.45	$ 0.20	$ 0.25	$ 0.25	$ 0.25	$ 2.00	$ 2.00	$ 2.00	$ 0.80
Shares Outstanding, beginning balance	3,500,000	6,569,550	6,670,878	9,565,552									1,600,000	2,000,000	1,600,000	500,000	1,100,000	300,000	300,000	1,400,000	1,400,000	1,400,000	1,400,000	1,400,000	30,000		30,000	30,000	1,317,921	1,380,721	1,629,623		1,721,629	1,760,157	3,405,929			200,000	200,000
Shares Issued	7,562,500		200,000																																		200,000				5,062,500				2,500,000
Shares Exercised			(301,328)	(2,894,674)										(400,000)		(200,000)	(600,000)													(62,800)	(248,902)			(38,528)	(1,645,772)
Shares Forfeited/Cancelled	(1,600,000)	(3,069,550)											(1,600,000)												(30,000)				(1,317,921)				(1,721,629)
Number of shares, Outstanding, Ending balance	9,462,500	3,500,000	6,569,550	6,670,878										1,600,000	1,600,000	300,000	500,000	300,000	300,000	1,400,000	1,400,000	1,400,000	1,400,000	1,400,000			30,000	30,000		1,317,921	1,380,721			1,721,629	1,760,157		200,000	200,000	200,000		5,062,500				2,500,000